Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale	Assets Held for SaleAssets held for sale of $8,057 as of December 31, 2020, represents the carrying value of the vessel Paraskevi of $7,538 plus the value of bunkers and lubricants onboard on the same date. A Memorandum of Agreement ('MoA') was entered into with an unrelated third party on January 21, 2021, for her sale at a price of $7,300, which is expected to be consummated in April 2021 on delivery of the vessel to her new buyers. The independent brokers' valuation of the vessel Paraskevi as of December 2020, was $8,000 and hence there was no impairment indicator. The Company, in the context of its plan to gradually renew its fleet by selling certain of its older vessels, in November 2020, determined to dispose of this vessel and commenced seeking interested buyers. At that time, the Company concluded that the vessel met all the criteria for asset held for sale classification, and ceased her depreciation.